Borrowings (Details)																									12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 09, 2025 USD ($)	Sep. 09, 2025 CNY (¥)	Sep. 01, 2025 USD ($)	Sep. 01, 2025 CNY (¥)	Aug. 28, 2025 USD ($)	Aug. 28, 2025 CNY (¥)	Jul. 14, 2025	Apr. 27, 2025 USD ($)	Apr. 27, 2025 CNY (¥)	Dec. 09, 2024	Sep. 30, 2024 CNY (¥)	Sep. 11, 2024 USD ($)	Sep. 11, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CNY (¥)	Jan. 25, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Dec. 19, 2023 USD ($)	Dec. 19, 2023 CNY (¥)	Jun. 25, 2023 USD ($)	Jun. 25, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Aug. 30, 2024 CNY (¥)	Jan. 25, 2024 CNY (¥)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 CNY (¥)
Borrowings [Line Items]
Revolving loan facility						$ 913,050	¥ 6,500,000						$ 712,494										$ 8,095,360
Line of credit, interest rate						2.90%	2.90%		2.85%	2.85%	3.30%		3.50%	3.50%		3.20%	3.20%	5.80%	3.05%	3.05%	3.80%	3.80%	4.80%	4.80%
Loan facility secured deposit																			$ 1,500,000
Drawn from the bank	$ 8,095,360											¥ 56,810,000
Interest expense																										$ 320,361
Changzhou Higgs [Member]
Borrowings [Line Items]
Revolving loan facility				$ 561,876	¥ 4,000,000																$ 569,995	¥ 4,000,000
Line of credit, interest rate				2.85%	2.85%
Non-Revolving Loan [Member]
Borrowings [Line Items]
Line of credit, term						12 months	12 months						12 months	12 months		12 months	12 months		12 months	12 months	12 months	12 months
Changzhou EZGO [Member]
Borrowings [Line Items]
Revolving loan facility		$ 491,642	¥ 3,500,000
Line of credit, interest rate		3.30%	3.30%												3.30%
Line of credit, term															12 months			12 months
Line of credit															$ 997,492													¥ 7,000,000
Jiangsu New Energy [Member]
Borrowings [Line Items]
Revolving loan facility | ¥																								¥ 56,810,000
Line of credit, term																							7 years	7 years
Interest expense																									$ 130,508	$ 82,963	$ 17,575
Interest-Free Loan [Member]
Borrowings [Line Items]
Line of credit, term								3 years
Revolving Credit Facility [Member]
Borrowings [Line Items]
Line of credit																		$ 113,999											¥ 800,000	$ 109,649	¥ 800,000
Non Revolving Credit Facility [Member]
Borrowings [Line Items]
Revolving loan facility									$ 1,404,692	¥ 10,000,000							¥ 10,000,000
Non Revolving Credit Facility [Member] | Changzhou EZGO [Member]
Borrowings [Line Items]
Revolving loan facility														¥ 5,000,000		$ 1,424,989
Non Revolving Credit Facility [Member] | Jiangsu New Energy [Member]
Borrowings [Line Items]
Revolving loan facility																			$ 1,367,989	¥ 9,600,000
Bank of Jiangnan [Member]
Borrowings [Line Items]
Interest expense																									$ 344,578		$ 33,270